Investment Property	12 Months Ended
Dec. 31, 2022
INVESTMENT PROPERTY.
Investment Property

17.  INVESTMENT PROPERTY

The investment property breakdown and activity during 2022 and 2021 are detailed as follows:

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Property, Net, Cost Model	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2021	9,189,377	(1,767,437)	7,421,940
Depreciation expense	—	(19,812)	(19,812)
Reversals of value impairment loss recognized in the income statement	—	136,877	136,877
Balance as of December 31, 2021	9,189,377	(1,650,372)	7,539,005
Owner-occupied real property transfers	(1,479,063)	557,282	(921,781)
Depreciation expense	—	(7,701)	(7,701)
Reversals of value impairment recognized in the income statement	—	738,739	738,739
Balance as of December 31, 2022	7,710,314	(362,052)	7,348,262

As of December 31, 2022, and 2021, no real estate property has been sold.

-	Fair value measurement and hierarchy

As of December 31, 2022 and 2021, the fair value of the investment was ThCh$8,398,984 and ThCh$8,856,391 respectively. This value was determined according to independent appraisals.

The input data used in this valuation are considered Level 3 for the purposes of the fair value hierarchy.

The fair value hierarchy for investment properties is the following:

	Fair value measured as of December 31, 2021
	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$
Investment properties	—	—	8,398,984

See Note 3.h.

The revenue and expenses derived from investment properties for the years ended December 31, 2022, 2021 and 2020, are detailed as follows:

	2022	2021	2020
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Income derived from rental income from investment properties	131,531	204,483	196,955
Direct operating expenses from investment properties that generate rental income	(18,551)	(39,727)	(36,761)
Total	112,980	164,756	160,194

There are no contracts for repairs, maintenance, acquisition, construction, or development which represent future obligations for the Group as of December 31, 2022 and 2021.

The Group has engaged insurance policies to cover the possible risks to which the different elements of its real estate investments are exposed, as well as potential claims that may arise due to the performance of its activities, with the understanding that these policies sufficiently cover these risks.